Decommissioning and other provisions - Maturity analysis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosures Of Decommissioning And Other Provisions [Line Items]
Amount of provisions expected to be utilized	$ 20,285	$ 22,000
Between 1 and 5 years
Disclosures Of Decommissioning And Other Provisions [Line Items]
Amount of provisions expected to be utilized	4,219
Between 6 to 10 years
Disclosures Of Decommissioning And Other Provisions [Line Items]
Amount of provisions expected to be utilized	3,882
11 years and later
Disclosures Of Decommissioning And Other Provisions [Line Items]
Amount of provisions expected to be utilized	$ 12,184